Segment information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Disclosure of geographical areas [line items]
Number of operating unit | item	1
Revenues	$ 10,728,698	$ 3,991,696	$ 3,299,761
Freight revenues from containerized cargo
Disclosure of geographical areas [line items]
Revenues	9,698,710	3,492,177	2,847,264
Other revenues
Disclosure of geographical areas [line items]
Revenues	1,029,988	499,519	452,497
Pacific
Disclosure of geographical areas [line items]
Revenues	5,278,838	1,860,554	1,365,757
Cross-Suez
Disclosure of geographical areas [line items]
Revenues	1,254,226	392,679	328,444
Atlantic
Disclosure of geographical areas [line items]
Revenues	960,744	577,443	571,206
Intra-Asia
Disclosure of geographical areas [line items]
Revenues	1,714,571	453,127	372,894
Latin America
Disclosure of geographical areas [line items]
Revenues	$ 490,331	$ 208,374	$ 208,963